Prospectus  Supplement

American Century Asset Allocation Portfolios, Inc. (for all funds except One Choice Portfolios)
    Prospectuses dated December 1, 2010 and March 31, 2011
American Century California Tax-Free and Municipal Funds (for all funds except
California Tax-Free Money Market)
     Prospectuses dated January 1, 2011
American Century International Bond Funds
     Prospectus dated November 1, 2010
American Century Municipal Trust (for all funds except Tax-Free Money Market)
     Prospectuses dated October 1, 2010
American Century Mutual Funds, Inc. (for all funds except Balanced, Giftrust, NT Growth,
NT Vista™ and Veedot)
    Prospectuses dated March 1, 2011
American Century Quantitative Equity Funds, Inc. (for all funds except NT Equity Growth,
NT Small Company and Utilities)
     Prospectuses dated November 1, 2010
American Century Strategic Asset Allocations, Inc.
    Prospectus dated April 1, 2011
American Century World Mutual Funds, Inc. (for all funds except NT Emerging Markets and NT International Growth)
    Prospectuses dated April 1, 2011

Supplement dated August 1, 2011

The following replaces the first sentence to the Waivers for Certain Investors section under Reductions and Waivers of Sales Charges for A Class.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

The following replaces the fourth bullet in the Waivers for Certain Investors section under Reductions and Waivers of Sales Charges for A Class.

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Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.  However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

The following is added to the end of the Investing Through a Financial Intermediary section.

Employer-Sponsored Retirement Plans

Certain employer-sponsored retirement plans are eligible to purchase Investor, Institutional, A, C and R Class shares at net asset value with no dealer commission paid to the financial professional. Class A and C shares are purchased with no dealer concession or CDSC in group employer sponsored retirement plans, that hold a single account for all plan participants with the Fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker dealers, financial advisors or insurance companies, or serviced by plan recordkeepers. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. There is no plan size or participant number requirement by class.

Moving Between Share Classes and Accounts

You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

The following is added as the last sentence to the Minimum Initial Investment Amounts (Institutional Class) section.

American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information.

For Capital Value only:

Effective August 1, 2011, the advisor waived 10 basis points (0.10%) of the fund’s management fee. The advisor expects this waiver to continue for one year and cannot terminate it without the approval of the Board of Directors.

For New York Tax-Free only:

Effective August 1, 2011, the advisor waived 8 basis points (0.08%) of the fund’s management fee. The advisor expects this waiver to continue for one year and cannot terminate it without consulting with the Board of Trustees.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.

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Statement of Additional Information (SAI) Supplement

American Century California Tax-Free and Municipal Funds (SAI dated January 1, 2011)
American Century International Bond Funds (SAI dated November 1, 2010)
American Century Municipal Trust (SAI dated October 1, 2010)
American Century Quantitative Equity Funds, Inc. (SAI dated November 1, 2010)

Supplement dated August 1, 2011

The following replaces the Sub-Administrator section.

Sub-Administrator

The advisor has entered into an Administration Agreement with State Street Bank and Trust Company (SSB) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund.  The advisor pays SSB a monthly fee as compensation for these services that is based on the total net assets of accounts in the American Century complex serviced by SSB. ACS does pay SSB for some additional services on a per fund basis.  While ACS continues to serve as the administrator of the funds, SSB provides sub-administrative services that were previously undertaken by ACS.

The following replaces the Custodian Banks section.

Custodian Banks

State Street Bank and Trust Company (SSB), Lafayette Corporate Center, 2 Avenue de Lafayette, Boston, Massachusetts  02111 serves as custodian of the funds’ cash and securities. Foreign securities, if any, are held by foreign banks participating in a network coordinated by SSB. Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, also serves as custodian of the funds’ cash to facilitate purchases and redemptions of fund shares. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

The following replaces the section Buying and Selling Fund Shares.

Buying and Selling Fund Shares

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

Employer-sponsored retirement plans

Certain group employer sponsored retirement plans, that hold a single account for all plan participants with the Fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, Institutional, A, C and R Class shares.  A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional, nor incur a CDSC.  A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. There is no plan size or participant number requirement by class.

•	401(a) plans
•	pension plans
•	profit sharing plans
•	401(k) plans
•	money purchase plans
•	target benefit plans
•	Taft-Hartley multi-employer pension plans
•	SERP and "Top Hat" plans
•	ERISA trusts
•	employee benefit plans and trusts
•	employer-sponsored health plans
•	457 plans
•	KEOGH or HR(10) plans
•	employer-sponsored 403(b) plans
•	nonqualified deferred compensation plans
•	nonqualified excess benefit plans
•	nonqualified retirement plans

Traditional and Roth IRAs are not considered employer-sponsored retirement plans, and SIMPLE IRAs, SEP IRAs and SARSEPs are collectively referred to as Business IRAs. SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge.

R Class IRA Accounts established prior to August 1, 2006 may make additional purchases.

Waiver of Minimum Initial Investment Amounts — Institutional Class

American Century Investments may permit a financial intermediary to waive the initial minimum per shareholder for Institutional Class shares in the following situations:

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Broker-dealers purchasing fund shares for clients in broker-sponsored discretionary fee-based advisory programs where the portfolio manager of the program acts on behalf of the shareholder through omnibus accounts;

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Trust companies and bank wealth management organizations purchasing shares in a fiduciary, discretionary trustee or advisory account on behalf of the shareholder, through omnibus accounts or nominee name accounts;

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Financial intermediaries with clients of a registered investment advisor (RIA) purchasing fund shares in fee based advisory accounts with a $100,000 initial minimum per client or $250,000 aggregated initial investment across multiple clients, where the RIA is purchasing shares through certain broker-dealers through omnibus accounts;

•	Qualified Tuition Programs under Section 529 that have entered into an agreement with the distributor;
•	Certain employer-sponsored retirement plans, as approved by American Century Investments; and
•	Certain other situations deemed appropriate by American Century Investments.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-72681   1108